Summary of Significant Accounting Policies - Summary of Estimated Useful Life of Assets (Details)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Lease intangibles and leasehold improvements	Shorter of useful life or lease term
Building | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	30 years
Building | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	42 years
Building and Land Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Building and Land Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	30 years
Furniture, Fixtures and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	1 year
Furniture, Fixtures and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	10 years